Subsequent Events (FY) (Details) $ / shares in Units, $ in Thousands							3 Months Ended				12 Months Ended
	May 01, 2018 USD ($) $ / shares	Apr. 02, 2018 USD ($) $ / shares	Mar. 01, 2018 USD ($) $ / shares	Feb. 26, 2018 USD ($) ft²	Feb. 01, 2018 USD ($) $ / shares	Jan. 02, 2018 USD ($) $ / shares	Aug. 31, 2018 $ / shares	May 31, 2018 $ / shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Subsequent Event [Line Items]
Distribution rate | $ / shares									$ 0.17	$ 0.17	$ 0.67	$ 0.67	$ 0.67
Distributions reinvested									$ 12,764	$ 13,716	$ 49,126	$ 58,872	$ 63,803
Net cash distribution									$ 18,710	$ 16,656	$ 74,198	$ 64,269	$ 59,387
Subsequent Event | Shoppes of Lake Village
Subsequent Event [Line Items]
Purchase price				$ 8,400
Square footage | ft²				135,437
Leased percentage of rentable square feet at acquisition				71.30%
Subsequent Event | Dividend Paid
Subsequent Event [Line Items]
Gross amount of distribution paid	$ 12,834	$ 12,813	$ 12,807		$ 12,789	$ 13,017
Distributions reinvested	4,015	4,119	4,186		4,228	4,354
Net cash distribution	$ 8,819	$ 8,694	$ 8,621		$ 8,561	$ 8,663
Subsequent Event | Dividend Declared
Subsequent Event [Line Items]
Distribution rate | $ / shares	$ 0.05583344	$ 0.05583344	$ 0.05583344		$ 0.05583344	$ 0.00183562	$ 0.05583344	$ 0.05583344